Fees Summary	Jan. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 551,000
Previously Paid Amount	0.00
Total Fee Amount	84.36
Total Offset Amount	0.00
Net Fee	84.36
Narrative - Max Aggregate Offering Price	$ 551,000
Final Prospectus	true